Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Before Income Tax

The components of income (loss) before income tax are as follows:

Year ended December 31,	2017	2018	2019
PRC, excluding Hong Kong	$(6,759)	$(10,590)	$(10,404)
Hong Kong and other jurisdictions	10,703	(2,664)	(4,827)
	$3,944	$(13,254)	$(15,231)

Deferred Tax Assets

The Company’s deferred tax assets as of December 31, 2018 and 2019 are attributable to the following:

December 31,	2018	2019
Net operating losses	$9,165	$10,490
Property, plant and equipment	142	(42)
Total deferred tax assets	9,307	10,448
Less: valuation allowance	(9,307)	(8,437)
Net deferred tax assets	$—	$2,011

Movement of Deferred Tax Assets Valuation Allowance

Movement of valuation allowance:

December 31,	2017	2018	2019
At beginning of the year	$5,315	$7,058	$9,307
Current year addition (deduction)	1,743	2,249	(870)
At end of the year	$7,058	$9,307	$8,437

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Income (Loss) Before Income Taxes

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income (loss) before income taxes in the consolidated statements of comprehensive income (loss) is as follows:

Year ended December 31,	2017	2018	2019
Income (loss) before income taxes	$3,944	$(13,254)	$(15,231)
PRC tax rate	25%	25%	25%
(Tax expense) tax benefit at PRC tax rate on income before income tax	$(986)	$3,314	$3,808
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(208)	(530)	(192)
Change in valuation allowance	(1,743)	(2,249)	870
Reversal of tax loss cannot be recoverable in future	(950)	—	—
Tax benefit (tax expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	3,118	94	(2,311)
Loss from discontinued operations and others	769	(629)	(135)
Income tax benefit	$—	$—	$2,040